Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	51.2	62.6	100.5	110.1
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	177.8	198.4	178.0	200.7
Basic earnings per share	€0.29	€0.32	€0.56	€0.55

Schedule of Diluted Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	51.2	62.6	100.5	110.1
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	177.8	198.4	178.0	200.7
Diluted earnings per share	€0.29	€0.32	€0.56	€0.55